Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
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Commitments and Contingencies

38.  Commitments and Contingencies

The following disclosures comprise of material lawsuits and investigations against the Company.

Disputes on Special Communication Tax and Value Added Tax

Disputes on SCT for the year 2011

The Large Taxpayers Office levied Special Communication Tax (SCT) and tax penalty on the Company as a result of the Tax Investigation for the year 2011. The Company filed lawsuits for the cancellation of the notification regarding the aforementioned SCT assessment. The court partially accepted and partially rejected the cases and the parties appealed the decisions regarding the parts against them. The Large Taxpayers Office has collected TL 80,355    calculated for the parts against the Company for the assessment of the SCT for the year 2011 by offsetting the receivables of the Company from Public Administrations. While the cases are pending before the court of appeal the Company filed application for the restructuring as per Law no. 6736. The tax Office has rejected the application. The Company has also filed a case for the cancellation of aforementioned rejection act of the Tax Office. In this case, with the decision that notified to the Company on 14 April 2020, the Council of State decided to cancel the rejection act regarding the application for the restructuring. The Large Taxpayers Office and Ministry of Treasury and Finance appealed the decision. The Company replied the appeal request in due time. The appeal process is pending.

In the cases regarding the cancellation of the SCT assessment for the year 2011, Council of State accepted the appeal and decided to reverse the first instance court decisions in favor of the Company, on the ground that; in the case filed for the cancellation of the rejection act regarding the request to restructure the cases filed for the year 2011, the court decided in favor of the Company and since the mentioned case will affect these cases, finalization of the respective decision should be waited. The Large Taxpayers Office applied for the correction of the decisions. The Company replied to application for the correction of the decisions. The Council of State, rejected the correction of decision requests of the Large Taxpayers Office, in favor of the Company.

Disputes regarding the Law on the Protection of Competition

The investigation initiated by the Competition Board with respect to the practices of the Company regarding the distributors and their dealers in the distribution network. As a result of the investigation the Competition Board rejected the claims that Turkcell determined the resale price. But with the same decision, The Competition Board decided to apply administrative fine on the Company amounting to TL 91,942, on the ground that the Company forced its sub dealers to actual exclusivity. The Company filed a lawsuit on 8 December 2011 for the stay of execution and cancellation of the aforementioned Board decisions regarding the parts against itself. The Court rejected the case. The Company appealed the decision, but the Council of State Plenary Session of the Chambers for Administrative Cases decided to approve the first instance court’s decision. The Company made an individual application to the Constitutional Court, against the respective decision within due time. The Constitutional Court process is pending.

Also, the Large Taxpayers Office issued a payment order regarding the aforementioned administrative fine. The Company has not made any payments and filed a lawsuit for the stay of execution and cancellation of the payment order. The Court accepted the case. The Large Taxpayers Office appealed the decision. As a result of the appeal process, due to the reverse decision of the Council of State about the first instance court decision, the case file was sent to the first instance court and the trial of the case is pending before the same.

Three private companies filed a lawsuits against the Company in relation with this case claiming in total of TL 112,084 together with up to 3 times of the loss amount to be determined by the court for its material damages by reserving its rights for surpluses allegedly. Among these cases, in the case filed for the compensation of total TL 110,484 material damages together with compensation amounting to three times of the damage and interest, the court decided to reject the case in favor of the Company, at the hearing on 12 June 2019. The plaintiff appealed the case before Regional Administrative Court. The appeal process, before Regional Administrative Court, is pending. The other cases are also pending.

On the other hand, a lawsuit was filed by a third party, for the cancellation of the part of the aforementioned Competition Board decision, regarding the rejection of the claims that Turkcell determined the resale price. The Council of State cancelled this part of the aforementioned Competition Board decision. Thereafter Competition Board launched a new investigation and as a result of it the Competition Board decided to apply administrative fine amounting to TL 91,942 on the Company. The Company has taken all legal actions by requesting the cancellation of the aforementioned decision and its withdrawal by the Competition Authority. The Competition Authority accepted some of the objections of the Company and reduced the administrative fine to TL 61,294 with its decision.

The aforementioned fine that amount of TL 61,294 was paid with twenty five percent discount on 9 April 2020, in the amount of TL 45,971. Then, a lawsuit was filed on 10 April 2020 for cancellation of the aforementioned administrative fine. The hearing was held on 19 January 2021 in this case and it is expected that the court will grant a decision.

Ministry of Commerce Administrative Fine

As a result of the investigation conducted by the Ministry of Commerce for the year 2015, against the Company due to the alleged violation on distance contracts, hire purchase agreements and subscriber agreements, Ministry of Commerce imposed an administrative fine in the amount of TL 138,173.  The Company filed a lawsuit for the cancellation of the related transactions. The Court accepted the case in favor of the Company and cancelled the administrative fine. Istanbul Governorship appealed the decision before Regional Administrative Court. Regional Administrative Court rejected the appeal request in favor of the Company. Istanbul Governorship appealed the decision before the Council of State. The Company replied this request in due time. As a result of the appeal process, the Council of State decided to reverse the Regional Administrative Court’s decision and decided to send the case file to the Regional Administrative Court to redecide after having an expert examination.

ICTA Investigation Regarding the R&D Obligations (Period of 2013-2016)

ICTA initiated an investigation on the obligation of investing to products in electronic communication network and communication services, partly from suppliers which have a R&D center in Turkey; partly from the products manufactured in Turkey by SME suppliers which are established to develop products or systems in Turkey; and partly from products that are certified to be domestic goods within the framework of the relevant legislation. As a result of the investigation ICTA has decided to imposed an administrative fine of TL 18,031 to Turkcell. The administrative fine notified to Turkcell on 29 January 2021 and was paid on  26 February 2021 as TL 13,523 with taking on the account the early payment discount (1/4). The Company filed totally ten different lawsuits for the cancellation of the administrative fines. There has not been any progress in the cases yet.

Based on the management opinion, the probability of an outflow of resources embodying economic benefits is more than probable, thus, the amount of TL 13,523 that will be paid in February 2021 is recognized as liability in the consolidated financial statements as at and for the period ended 31 December 2020 (31 December 2019: None).

ICTA Investigation Regarding the R&D Obligations (Period of 2016-2017)

ICTA initiated an investigation on the obligation of investing to products in electronic communication network and communication services, partly from suppliers which have a R&D center in Turkey; partly from the products manufactured in Turkey by SME suppliers which are established to develop products or systems in Turkey; and partly from products that are certified to be domestic goods within the framework of the relevant legislation. As a result of the investigation ICTA has decided to imposed an administrative fine of TL 31,139 to Turkcell. The administrative fine notified to Turkcell on 29 January 2021 and was paid on  26 February 2021 as TL 23,354 with taking on the account the early payment discount (1/4). The Company filed totally seven different lawsuits for the cancellation of the administrative fines. There has not been any progress in the cases yet.

Based on the management opinion, the probability of an outflow of resources embodying economic benefits is more than probable, thus, the amount of TL 23,354 that will be paid in February 2021 is recognized as liability in the consolidated financial statements as at and for the period ended 31 December 2020 (31 December 2019: None).

Other ongoing lawsuits and tax investigations

In 2019, JSC Kazakhtelecom initiated arbitration proceedings against the Company related to its acquisition of JSC Kcell shares, which was subsidiary of the Fintur. The total claim against Turkcell and other shareholder Telia Company A.B. amounts to TL 484 million (USD 66 million) plus interest, of which Turkcell’s share amounts to TL 137 million (USD 19 million) under the scope of agreements signed by parties. The arbitration proceeding continues.

On the other hand, JSC Kazakhtelecom has initiated another arbitration case against the Company and Telia Company A.B with the claim of indemnification due to revocation of a frequency license.  At the current stage, the total claim has not been specified by JSC Kazakhtelecom. The arbitration proceeding continues.

Probability of an outflow of resources embodying economic benefits for 2018 and 2019 fiscal years with regards to notification of Information and Communication Technologies Authority for radio fee related to 2018 fiscal year was considered by the Company management. In this respect, TL 128,429 was paid in November 2019 by reserving our right to take legal actions and legal actions were taken for 2018 fiscal year. The lawsuits are pending. On the other hand, additional TL 13,465 for 2018/December was paid with reservation on 29 January 2021 with regards to notification of Information and Communication Technologies Authority for the same reason. Treasury share investigation related with the periods of July, August and September of 2020 fiscal year is an ongoing process.

In addition, following tax investigations which were started previous periods (i) prepaid card sales and other transactions for 2017 fiscal year regarding SCT, (ii) 2018 fiscal year transactions regarding SCT, Corporate Income Tax and Value Added Tax closing minutes have been signed and Central Commission of Report Consideration meeting has been held. Evaluation of Commission is still going on.

In addition, in accordance with the "Contract for the Establishment and Operation of Mobile Communication Infrastructure Service in Settlements Without Mobile Coverage" signed with the Ministry of Transport and Infrastructure, since the fees reflected to the Ministry should be subject to special communication tax and assessment has been made for the 2015 and 2016 periods. Application has been made for the assessment on 11 December 2020 to benefit for the structuring provisions of the Law No.7256 and the application has been approved. In this context, 51,174 TL was paid in March 2021 in advance.

On the other hand, mobile payment services provided by Turkcell Odeme were investigated within the scope of the Law No. 6493 and secondary legislation issued pursuant to this Law. As a result of the investigation, an administrative fine was imposed on Turkcell Odeme in the amount of TL 18,763. Turkcell Odeme filed a lawsuit for the cancellation of the aforementioned administrative fine. The hearing was held on 30 December 2020 in this case. The Court decided to accept the case in favor of the Company and cancelled the administrative fine subject to the case.

While this case was ongoing, the Tax Office sent a payment order for collection of the aforementioned administrative fine. Turkcell Odeme filed a lawsuit for the cancellation of the payment order. The Court accepted the case and cancelled the payment order. Tax office appealed the decision before the Regional Administrative Court. The Company replied this appeal request in due time.  The Regional Administrative Court, rejected the appeal request of the Tax Office in favor of the Company.

Based on the management opinion, an outflow of resources embodying economic benefits is deemed as probable on some of the aforementioned lawsuits and investigations, thus, TL 242,521 provision is recognized in the consolidated financial statements as at and for the year ended 31 December 2020 (31 December 2019: None).